DEBT (Details 1) (USD $)	Jun. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Secured by equipment			$ 7,869
Less: current maturities	96,151		110,780		506,908
Total long-term debt	2,668,533		2,807,869		38,111
Secured Lease Payable Bank [Member]
Secured by equipment	15,613	[1]	38,111	[1]	66,469	[2]
Less: current maturities	(15,613)	[1]	(30,242)	[1]	(28,358)	[2]
Total long-term debt	$ 0	[1]	$ 7,869	[1]	$ 38,111	[2]

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012
[2]	payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012